Consequences of initiatives to limit climate changes	12 Months Ended
Dec. 31, 2021
Consequences of initiatives to limit climate changes [abstract]
Consequences of initiatives to limit climate changes [text block]
3 Consequences of initiatives to limit climate changes
Equinor’s ambitions and our strategy
Climate change and reaching the goals set out in the Paris Agreement represent fundamental challenges to society. As outlined in the
COP26 Glasgow Climate Pact, achieving the most ambitious goals of the Paris Agreement now requires rapid, deep and sustained
reductions in global greenhouse gas emissions. This includes reducing global carbon dioxide emissions by 45% by 2030 relative to
2010 levels, and to net zero around mid-century. Equinor’s ambition is to be a leading company in the energy transition and to become a net-zero company by 2050, including emissions from production through to final energy consumption. Equinor’s strategy is
to create value as a leader in the energy transition by pursuing high-value growth in renewables and new markets opportunities in low
carbon solutions at the same time as it optimises its oil and gas portfolio.
Assessment of risks arising from climate change and the energy transition
Climate changes and a transition to a lower carbon economy will affect Equinor’s business and entails a broad range of different risk
factors. Equinor’s climate roadmap and all of our climate-related ambitions are a response to these challenges and risks related to
climate change.
●

Market and technology risks. A transition to a low carbon economy contributes to uncertainty over future demand and prices for
oil and gas. Increased demand for and improved cost competitiveness of renewable energy, and innovation and technology changes supporting the further development and use of renewable energy and low-carbon technologies,

represent both threats
and opportunities for Equinor.
●

Physical risks. Changes in physical climate parameters could impact Equinor through increased costs or incidents affecting
Equinor’s operations. Examples of physical parameters that could impact Equinor’s facility design and operations include acute
effects like increasing frequency and severity of extreme weather events, and chronic effects like rising sea level, changes in sea
currents and reduced water availability. Unexpected changes in meteorological parameters, such as average wind speed, can also affect renewable power generation outputs, resulting in performance above or below expectations.
●

Regulatory risk. Equinor expects, and is preparing for, regulatory changes and policy measures targeted at reducing greenhouse gas emissions, such as changes in carbon costs and taxes, emission standards or energy subsidy policies. Stricter climate
regulations and policies could impact Equinor's financial outlook, including the value of assets, access to acreage, or indirectly
through changes in consumer behaviour or technology developments.

●

Reputational and litigation risk. Increased concern over climate change could lead to increased expectations on fossil fuel
producers, as well as a more negative perception of the oil and gas industry. This could lead to increased litigation-related costs and poor reputation could affect Equinor’s license to operate as well as the ability to attract and retain talent and key
competences.
●

Risk of diminished access to financing. Strong competition for assets may lead to diminishing returns within the renewable and
low carbon industries and hamper the transition into a broader energy company. Competitive auctions/tenders where prices don’t allow absorption of higher costs may increase the exposure to inflation risk. This is also relevant for assets where the costs and
income have been locked in before the final investment decision. There is also a risk of increased cost of capital for fossil fuel
producers. Certain lenders have recently indicated that they will direct or restrict their lending activities based on environmental
parameters.
Effects on estimation uncertainty
The effects of the initiatives to limit climate changes and the potential impact of the energy transition are relevant to some of the
economic assumptions in our estimations of future cash flows. The results of the development of such initiatives, and the degree to
which Equinor’s operations will be affected by them, are sources of uncertainty. Estimating global energy demand and commodity prices towards 2050 is a challenging task, as this comprises assessing the future development in supply and demand, technology
change, taxation, tax on emissions, production limits and other important factors. The assumptions may change, which could
materialise in different outcomes from the current projected scenarios. This could result in significant changes to accounting
estimates, such as economic useful life (affects depreciation period and timing of asset retirement obligations) and value-in-use calculations (affects impairment assessments).
Equinor’s commodity price assumptions applied in value-in-use impairment testing, are set in accordance with accounting regulations
and based on management’s best estimate of the development of relevant current circumstances and the likely future development of
such circumstances. This price-set is currently not equal to a price-set required to achieve the goals in the Paris Agreement as
described in the WEO Sustainability Development Scenario, or the Net Zero Emissions

by 2050 Scenario. A future change in the
trajectory of how the world acts with regards to implementing actions in accordance with the goals in the

Paris agreement could,
depending on the detailed characteristics of such a trajectory, have a negative impact on the valuation of Equinor’s property, plant and equipment in total. A calculation of a possible effect of using the prices (including CO
2

prices) in a 1.5
o
C compatible Net Zero Emission
by 2050 Scenario as estimated by the International Energy Agency (IEA) could result in an impairment of around USD
7

billion before
tax. This illustrative impairment sensitivity is based on a simplified model and limitations further described in note 11 Property,

plant &
equipment.
CO
2
-related cost
Equinor expects greenhouse gas emission costs to increase from current levels and to have a wider geographical range than today. A
global tax on CO
2

emissions will have a negative impact on the valuation of Equinor’s oil and gas assets, but this risk is mitigated by
Equinor’s internal carbon price applied to all potential new projects and investments, currently set at
58

USD/tonne and increasing
towards 100

USD/tonne by the year 2030 and stays flat thereafter. As such, climate considerations are a part of the investment decisions following Equinor’s strategy and commitments to the energy transition.
Climate considerations are included in the impairment calculations directly by estimating the CO
2

taxes in the cash flows. Indirectly,
the expected effect of climate change is also included in the estimated commodity prices where supply and demand are considered.
The CO
2

prices also have effect on the estimated production profiles and economic cut-off of the projects.
Impairment calculations are based on best estimate assumptions. To reflect that carbon will have a cost for all our assets, the current best estimate is considered to be EU ETS for countries outside EU where carbon is not already subject to taxation or where Equinor
has not established specific estimates. The EU ETS price has increased significantly from 56

EUR/tonne in 2020 and is expected to
remain high, in the region of 80

EUR/tonne for the next couple of years. Then the price is expected to be
65

EUR/tonne (
27.5
EUR/tonne) in 2030 and thereafter increasing to 100

EUR/tonne (
41

EUR/tonne) in 2050 (assumptions used in 2020 in brackets).
Norway’s Climate Action Plan for the period 2021-2030 (Meld. St 13 (2020-2021)) which assumes a gradually increased CO
2

tax (the
total of EU ETS + Norwegian CO
2

tax) in Norway to
2,000

NOK/tonne in 2030 is used for impairment calculations of Norwegian upstream assets.
Total expensed CO
2

cost related to emissions and purchase of CO
2

quotas for the companies Equinor ASA and Equinor Energy AS
related to activities on the Norwegian Continental Shelf (Equinor’s share of the operating licences) and land-based operating facilities in Norway owned by Equinor amounts to USD 428

million in 2021, and USD
268

million in 2020.
Upstream oil & gas (stranded assets)
The transition to renewable energy, technological development and reduction in global demand for carbon-based energy, may have a negative impact on the future profitability of investments in upstream oil and gas assets, in particular assets with long estimated useful
lives, projects in an early development phase and undeveloped assets controlled by Equinor. Equinor seeks to mitigate this risk by focusing on improving the resilience of the existing upstream portfolio, maximising the efficiency of our infrastructure on the Norwegian
Continental Shelf and optimising our high-quality international portfolio. Equinor will also continue to selectively explore for new
resources with a focus on mature areas that can make use of existing infrastructure to minimise emissions and maximise value.
During the transition, Equinor will allocate less of our capital budget to oil and gas in the coming years and eventually decrease the
volume of production over time. Equinor’s plans to become a net-zero company by 2050 have not resulted in the identification of
additional assets being triggered for impairment or earlier cessation of production as of year-end

2021.
Any future exploration may be restricted by regulations, market and strategic considerations. Provided that the economic assumptions
would deteriorate to such an extent that undeveloped assets controlled by Equinor should not materialize,

assets at risk mainly
comprise the intangible assets Oil and Gas prospects, signature bonuses and the capitalised exploration costs, with a total carrying
value of USD 4.6

billion. See note 12 Intangible assets for more information regarding Equinor’s intangible assets.
Timing of Asset Retirement Obligations (ARO)
If the business cases of Equinor’s oil and gas producing assets should change materially from governmental initiatives to limit climate change, this could affect the timing of our asset retirement obligations. A shorter production period, accelerating the time for when
assets need to be removed after ended production, will increase the carrying value of the liability. The effect of performing removal five years earlier than currently scheduled, is estimated to increase the liability by USD 0.2 billion. See note 21 Provisions and other
liabilities for more information regarding Equinor’s ARO.